Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Direct Dial - (215) 564-8543
1933 Act Rule 497(j)
1933 Act File No. 033-91770
1940 Act File No. 811-09038

July 14, 2015

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          The Olstein Funds (the “Registrant”)
File Nos. 033-91770 and 811-09038

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 37/38 to the Registration Statement of the Registrant, which was filed with the U.S. Securities and Exchange Commission electronically on July 10, 2015.

Please direct questions or comments relating to this certification to me at the above referenced telephone number or, in my absence, to Michael P. O’Hare (215) 564-8198.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow, Esq.